Operating Assets and Liabilities	12 Months Ended
Dec. 31, 2020
Operating Assets and Liabilities
Operating Assets and Liabilities

Section 3 – Operating Assets and Liabilities

This section covers the operating assets and related liabilities that form the basis for Genmab’s activities. Deferred tax assets and liabilities are included in note 2.4. Assets related to Genmab’s financing activities are shown in section 4.

3.1 – Intangible Assets

2020			Licenses, Rights, and Patents
(DKK million)

Cost per January 1			897
Additions for the year			-
Disposals for the year			(5)
Exchange rate adjustment			(1)

Cost at December 31			891

Accumulated amortization and impairment per January 1			(427)
Amortization for the year			(109)
Impairment for the year			(22)
Disposals for the year			5
Exchange rate adjustment			-

Accumulated amortization and impairment per December 31			(553)

Carrying amount of Intangible Assets at December 31			338

2019			Licenses, Rights, and Patents
(DKK million)

Cost per January 1			798
Additions for the year			99
Disposals for the year			-
Exchange rate adjustment			-

Cost at December 31			897

Accumulated amortization and impairment per January 1			(328)
Amortization for the year			(99)
Impairment for the year			-
Disposals for the year			-
Exchange rate adjustment			-

Accumulated amortization and impairment per December 31			(427)

Carrying amount of Intangible Assets at December 31			470

(DKK million)	2020	2019	2018
Amortization and impairments are included in the income statement as follows:
Research and development expenses	131	99	60

Total	131	99	60

ACCOUNTING POLICIES

RESEARCH AND DEVELOPMENT

Genmab currently has no internally generated intangible assets from development, as the criteria for recognition of an asset are not met as described below.

LICENSES AND RIGHTS

Licenses, rights, and patents are initially measured at cost and include the net present value of any future payments. The net present value of any future payments is recognized as a liability. Milestone payments are accounted for as an increase in the cost to acquire licenses, rights, and patents. Genmab acquires licenses and rights primarily to gain access to targets and technologies identified by third parties.

Amortization

Licenses, rights, and patents are amortized using the straight-line method over the estimated useful life of five to seven years. Amortization, impairment losses, and gains or losses on the disposal of intangible assets are recognized in the income statement as research and development costs.

Impairment

If circumstances or changes in Genmab’s operations indicate that the carrying amount of non-current assets in a cash-generating unit may not be recoverable, management reviews the asset for impairment.

MANAGEMENT’S JUDGeMENTS AND ESTIMATES

RESEARCH AND DEVELOPMENT

Internally Generated Intangible Assets

According to the IAS 38, intangible assets arising from development projects should be recognized in the balance sheet. The criteria that must be met for capitalization are that:

•the development project is clearly defined and identifiable and the attributable costs can be measured reliably during the development period;
•the technological feasibility, adequate resources to complete and a market for the product or an internal use of the product can be documented; and
•management has the intent to produce and market the product or to use it internally.

Such an intangible asset should be recognized if sufficient certainty can be documented that the future income from the development project will exceed the aggregate cost of production, development, and sale and administration of the product.

A development project involves a single product candidate undergoing a high number of tests to illustrate its safety profile and its effect on humans prior to obtaining the necessary final approval of the product from the appropriate authorities. The future economic benefits associated with the individual development projects are dependent on obtaining such approval. Considering the significant risk and duration of the development period related to the development of biological products, management has concluded that the future economic benefits associated with the individual projects cannot be estimated with sufficient certainty until the project has been finalized and the necessary final regulatory approval of the product has been obtained. Accordingly, Genmab has not recognized such assets at this time and therefore all research and development costs are recognized in the income statement when incurred.

Antibody Clinical Trial Material Purchased for Use in Clinical Trials

According to our accounting policies, antibody clinical trial material (antibodies) for use in clinical trials that are purchased from third parties will only be recognized in the balance sheet at cost and expensed in the income statement when consumed, if all criteria for recognition as an asset are fulfilled.

During both 2020 and 2019, no antibodies purchased from third parties for use in clinical trials have been capitalized, as these antibodies do not qualify for being capitalized as inventory under either the “Framework” to IAS/IFRS or IAS 2, “Inventories.”

Management has concluded that the purchase of antibodies from third parties cannot be capitalized as the technical feasibility is not proven and no alternative use exists. Expenses in connection with purchase of antibodies are expensed as incurred.

Estimation of Useful Life

Genmab has licenses, rights, and patents that are amortized over an estimated useful life of the intangible asset. As of December 31, 2020, the carrying amount of the intangible assets was DKK 338 million (2019 – DKK 470 million). Genmab estimates the useful life of the intangible assets to be at least seven years based on the expected obsolescence of such assets. However, the actual useful life may be shorter or longer than seven years, depending on the development risk, the probability of success related to the development of a clinical drug as well as potential launch of competing products.

3.2 – Property, Plant and Equipment

2020	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property, plant and equipment
(DKK million)

Cost per January 1	98	279	49	426
Additions for the year	8	74	225	307
Transfers between the classes	181	68	(249)	-
Disposals for the year	-	(2)	(5)	(7)
Exchange rate adjustment	-	(3)	(6)	(9)

Cost at December 31	287	416	14	717

Accumulated depreciation and impairment at January 1	(14)	(175)	-	(189)
Depreciation for the year	(25)	(47)	-	(72)
Impairment for the year	(4)	(3)	-	(7)
Disposals for the year	-	-	-	-
Exchange rate adjustment	-	1	-	1
Accumulated depreciation on disposals	-	3	-	3
Accumulated depreciation and impairment at December 31	(43)	(221)	-	(264)
				.
Carrying amount at December 31	244	195	14	453

2019	Leasehold improvements	Equipment, furniture and fixtures	Assets under construction	Total property, plant and equipment
(DKK million)

Cost per January 1	95	217	1	313
Additions for the year	3	64	48	115
Transfers between the classes	-	-	-	-
Disposals for the year	-	(2)	-	(2)
Exchange rate adjustment	-	-	-	-

Cost at December 31	98	279	49	426

Accumulated depreciation and impairment at January 1	(8)	(143)	-	(151)
Depreciation for the year	(6)	(34)	-	(40)
Impairment for the year	-	-	-	-
Disposals for the year	-	-	-	-
Exchange rate adjustment	-	-	-	-
Accumulated depreciation on disposals	-	2	-	2
Accumulated depreciation and impairment at December 31	(14)	(175)	-	(189)
				.
Carrying amount at December 31	84	104	49	237

		2020	2019	2018
(DKK million)
Depreciation and impairments are included in the income statement as follows:
Research and development expenses		69	37	26
General and administrative expenses		10	3	2

Total		79	40	28

Capital expenditures in 2020 and 2019 were primarily related to the expansion of our facilities in the Netherlands and the United States to support the growth in our product pipeline.

ACCOUNTING POLICIES

Property, plant and equipment is mainly comprised of leasehold improvements, assets under construction, and equipment, furniture and fixtures, which are measured at cost less accumulated depreciation, and any impairment losses.

The cost is comprised of the acquisition price and direct costs related to the acquisition until the asset is ready for use. Costs include direct costs and costs to subcontractors.

DEPRECIATION

Depreciation, which is stated at cost net of any residual value, is calculated on a straight-line basis over the expected useful lives of the assets, which are as follows:

Equipment, furniture and fixtures	3‑5 years
Computer equipment	3 years
Leasehold improvements	15 years or the lease term, if shorter

The useful lives and residual values are reviewed and adjusted if appropriate on a yearly basis. Assets under construction are not depreciated.

IMPAIRMENT

If circumstances or changes in Genmab’s operations indicate that the carrying amount of non-current assets in a cash-generating unit may not be recoverable, management reviews the asset for impairment.

The basis for the review is the recoverable amount of the assets, determined as the greater of the fair value less cost to sell or its value in use. Value in use is calculated as the net present value of future cash inflow generated from the asset.

If the carrying amount of an asset is greater than the recoverable amount, the asset is written down to the recoverable amount. An impairment loss is recognized in the income statement when the impairment is identified.

3.3 Leases

Genmab has entered into lease agreements with respect to office space and office equipment.

The leases are non-cancellable for various periods up to 2038.

Amounts recognized in the Consolidated Balance Sheets

The balance sheet shows the following amounts relating to leases:

	December 31,	December 31,
(DKK million)	2020	2019

Right-of-use assets
Properties	280	173
Equipment	3	4

Total right-of-use assets	283	177

Lease liabilities
Current	42	26
Non-current	277	155

Total lease liabilities	319	181

During 2020, there were additions to our right-of-use assets and lease liabilities related to the commencement of leases in the United States and the Netherlands with respect to office and laboratory space. There were no additions to the right-of-use assets and lease liabilities in 2019.

Amounts recognized in the Consolidated Statements of Comprehensive Income

The statement of comprehensive income shows the following amounts relating to leases:

	December 31,	December 31,	December 31,
(DKK million)	2020	2019	2018

Depreciation charge of right-of-use assets
Properties	35	27	-
Equipment	1	1	-

Total depreciation charge of right-of-use assets	36	28	-

Interest expense	9	7	-
Expense relating to short-term leases	3	6	-

Interest expense is included in net financial items and expenses relating to short-term leases are included in operating expenses in the statement of comprehensive income.

The total cash outflow for leases was DKK 53 million and DKK 38 million in 2020 and 2019, respectively.

Future minimum payments under our leases as of December 31, 2020, December 31, 2019,  and December 31, 2018, are as follows:

(DKK million)	2020	2019	2018

Payment due
Less than 1 year	53	32	31
1 to 3 years	85	64	65
More than 3 years but less than 5 years	62	27	45
More than 5 years	194	93	106

Total	394	216	247

During 2020, Genmab entered into a lease agreement with respect to the new headquarters in Denmark with a commencement date in March 2023 and is non-cancellable until March 2038. The total future minimum payments over the term of the lease are approximately DKK 342 million and estimated capital expenditures to fit out the space are approximately DKK 40 million. Additionally, Genmab amended a lease agreement for additional office and laboratory space in the United States with a commencement date in April 2021 and is non-cancellable until August 2031. The total future minimum payments over the term of the lease are approximately DKK 87 million and estimated capital expenditures to fit out the space are approximately DKK 53 million.

During 2019, Genmab entered into a lease agreement with respect to office and laboratory space in the Netherlands with a commencement date in February 2022 and is non-cancellable until January 2032. The total future minimum payments over the term of the lease are approximately DKK 117 million and estimated capital expenditures to fit out the space are approximately DKK 74 million.

Future minimum payments under our leases with commencement dates after December 31, 2020 are not included in the table above.

ACCOUNTING POLICIES

All leases are recognized in the balance sheet as a right-of-use (“ROU”) asset with a corresponding lease liability, except for short term assets in which the lease term is 12 months or less, or low value assets.

ROU assets represent Genmab’s right to use an underlying asset for the lease term and lease liabilities represent Genmab’s obligation to make lease payments arising from the lease. The ROU asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis over the lease term. In the income statement, lease costs are replaced by depreciation of the ROU asset recognized over the lease term in operating expenses, and interest expenses related to the lease liability are classified in financial items.

Genmab determines if an arrangement is a lease at inception. Genmab leases various properties and IT equipment. Rental contracts are typically made for fixed periods. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of fixed payments, less any lease incentives. As Genmab’s leases do not provide an implicit interest rate, Genmab uses an incremental borrowing rate based on the information available at the commencement date of the lease in determining the present value of lease payments. Lease terms utilized by Genmab may include options to extend or terminate the lease when it is reasonably certain that Genmab will exercise that option. In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).

ROU assets are measured at cost and include the amount of the initial measurement of lease liability, any lease payments made at or before the commencement date less any lease incentives received, any initial direct costs, and restoration costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the income statement. Short-term leases are leases with a lease term of 12 months or less and low-value assets comprise IT equipment and small items of office furniture.

3.4 Other Investments

Genmab’s other investments consist primarily of an investment in common shares of CureVac N.V (“CureVac”). CureVac is also a strategic partner that is focused on the research and development of differentiated mRNA-based antibody products by combining CureVac’s mRNA technology and know-how with Genmab’s proprietary antibody technologies and expertise. The investment in CureVac AG was made in December 2019. In August 2020, CureVac AG had an IPO and its shares are now listed under CureVac N.V. The investment in CureVac is recorded at fair value through profit and loss. This investment represents 1.2%  ownership of CureVac and is recorded at a fair value of DKK  1,067 million as of December 31, 2020 compared to DKK 149 million as of December 31, 2019.

ACCOUNTING POLICIES

Other investments are measured on initial recognition at fair value, and subsequently at fair value. Changes in fair value are recognized in the income statement within financial income or expense.

3.5 – Receivables

	2020	2019
(DKK million)
Receivables related to collaboration agreements	2,176	2,849
Interest receivables	55	34
Other receivables	98	56
Prepayments	154	62
Total	2,483	3,001

Non-current receivables	20	11
Current receivables	2,463	2,990

Total	2,483	3,001

During 2020 and 2019, there were no losses related to receivables and the credit risk on receivables is considered to be limited. The provision for expected credit losses was not significant given that there have been no credit losses over the last three years and the high-quality nature (top tier life science companies) of Genmab’s customers are not likely to result in future default risk.

The receivables are mainly comprised of royalties,  milestones and reductions of research and development costs from our collaboration agreements and are non-interest bearing receivables which are due less than one year from the balance sheet date.

Please refer to note 4.2 for additional information about interest receivables and related credit risk.

ACCOUNTING POLICIES

Receivables are designated as financial assets measured at amortized cost and are initially measured at fair value or transaction price and subsequently measured in the balance sheet at amortized cost, which generally corresponds to nominal value less expected credit loss provision.

Genmab utilizes a simplified approach to measuring expected credit losses and uses a lifetime expected loss allowance for all receivables. To measure the expected credit losses, receivables have been grouped based on credit risk characteristics and the days past due.

Prepayments include expenditures related to a future financial period. Prepayments are measured at nominal value.

3.6 – Provisions

(DKK million)	2020	2019

Provisions per January 1	2	1
Additions during the year	2	1
Used during the year	-	-
Released during the year	-	-

Total at December 31	4	2

Non-current provisions	4	2
Current provisions	-	-

Total at December 31	4	2

Provisions include contractual restoration obligations related to our lease of offices. In determining the fair value of the restoration obligation, assumptions and estimates are made in relation to discounting, the expected cost to restore the offices and the expected timing of those costs.

The majority of non-current provisions are expected to be settled in 2022.

ACCOUNTING POLICY

Provisions are recognized when the Group has an existing legal or constructive obligation as a result of events occurring prior to or on the balance sheet date, and it is probable that the utilization of economic resources will be required to settle the obligation. Provisions are measured at management’s best estimate of the expenses required to settle the obligation.

A provision for onerous contracts is recognized when the expected benefits to be derived by Genmab from a contract are lower than the unavoidable cost of meeting its obligations under the contract. The provision is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract.

When Genmab has a legal obligation to restore our office lease in connection with the termination, a provision is recognized corresponding to the present value of expected future costs.

The present value of a provision is calculated using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as an interest expense.

3.7 – Deferred Revenue

Genmab has recognized the following liabilities related to the AbbVie collaboration.

(DKK million)	2020	2019

Deferred revenue at January 1	-	-
Payment received	4,911	-
Revenue recognized during the year	(4,398)	-

Total at December 31	513	-

Non-current deferred revenue	487	-
Current deferred revenue	26	-

Total at December 31	513	-

Deferred revenue was recognized in connection with the AbbVie collaboration, as detailed in note 2.1. An upfront payment of USD 750 million (DKK 4,911 million) was received in July 2020 of which DKK 4,398 million has been recognized as license revenue during 2020.

The revenue deferred at the initiation of the AbbVie agreement in June 2020 related to two product concepts to be identified and controlled under a research agreement to be negotiated between Genmab and AbbVie. The product concepts relate to (1) Genmab antibodies conjugated with different linker payloads and (2) CD3 DuoBody® molecules. Genmab and AbbVie will conclude a research agreement that will govern the research and development activities in regard to the product concepts. As there have been no development activities for the product concepts at December 31, 2020, no recognition of deferred revenue has been made in 2020. This deferred revenue is estimated to be recognized over a seven-year period which reflects the period expected to develop a drug candidate.

Please refer to note 2.1 for additional information related to the AbbVie collaboration.

3.8 – Other Payables

(DKK million)	2020	2019

Liabilities related to collaboration agreements	15	8
Staff cost liabilities	134	48
Other liabilities	892	715
Accounts payable	145	69

Total at December 31	1,186	840

Non-current other payables	1	1
Current other payables	1,185	839

Total at December 31	1,186	840

ACCOUNTING POLICIES

Other payables are initially measured at fair value and subsequently measured in the balance sheet at amortized cost.

The current other payables are comprised of liabilities that are due less than one year from the balance sheet date and are in general not interest bearing and settled on an ongoing basis during the next financial year.

Non-current payables are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the liability due to passage of time is recognized as interest expense.

STAFF COST LIABILITIES

Wages and salaries, social security contributions, paid leave and bonuses, and other employee benefits are recognized in the financial year in which the employee performs the associated work.

Termination benefits are recognized as an expense, when the Genmab Group is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to terminate employment.

Genmab’s pension plans are classified as defined contribution plans, and, accordingly, no pension obligations are recognized in the balance sheet. Costs relating to defined contribution plans are included in the income statement in the period in which they are accrued and outstanding contributions are included in other payables.

ACCOUNTS PAYABLE

Accounts payable are measured in the balance sheet at amortized cost.

OTHER LIABILITIES

Other liabilities primarily includes accrued expenses related to our research and development project costs.